Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Core Bond Portfolio
Entity Central Index Key	0001104129
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000014262
Shareholder Report [Line Items]
Fund Name	Core Bond Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Core Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Core Bond Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Portfolio	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ The Fund’s security selections ― especially in investment-grade corporate bonds ― contributed to returns relative to the Index during the period

↑ The Fund’s selections in asset-backed securities contributed to performance relative to the Index during the period

↑ The Fund’s allocations by sector ― especially an overweight exposure to commercial mortgage-backed securities ― helped Index-relative returns during the period

↑ The Fund’s slightly underweight duration contributed to performance relative to the Index during the period

↓ In contrast, the Fund’s underweight exposure to agency mortgage-backed securities detracted from performance relative to the Index during the period

↓ The Fund’s yield-curve positioning detracted from performance relative to the Index during the period

↓ The Fund’s use of derivatives detracted from performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
AssetsNet	$ 581,881,384
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 2,613,355
InvestmentCompanyPortfolioTurnover	375.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$581,881,384
# of Portfolio Holdings	317
Portfolio Turnover Rate	375%
Total Advisory Fees Paid	$2,613,355

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(6.5%)
Not Rated	1.9%
CCC or Lower	0.2%
B	1.1%
BB	1.2%
BBB	21.1%
A	14.9%
AA	5.8%
AAA	60.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122